Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 13,978,454	$ 9,444,056
Less: Allowance for credit losses	(1,595,831)	(741,753)	$ (803,170)
Totals	$ 12,382,623	$ 8,702,303